Regulatory Matters (Tables) - Virginia Electric and Power Company	Nov. 18, 2019
Public Utilities General Disclosures [Line Items]
Schedule of Additional Significant Riders Associated with Various Virginia Power Projects
Additional significant riders associated with various Virginia Power projects are as follows:

Rider Name	Application Date	Approval Date	Rate Year Beginning	Total Revenue Requirement (millions)	Increase (Decrease) Over Previous Year (millions)
Rider BW	October 2019	Pending	September 2020	$120	$1
Rider US-2	October 2019	Pending	September 2020	10	(5)

Summary of Virginia Power Electric Transmission Project Approved or Applied
Virginia Power electric transmission projects approved or applied for are as follows:

Description and Location of Project	Application Date	Approval Date	Type of Line	Miles of Lines	Cost Estimate (millions)
Rebuild and operate the Glebe substation and relocate and operate in Arlington County, Virginia and the City of Alexandria, Virginia existing overhead line underground	March 2019	September 2019	230 kV	<1	$125
Rebuild and operate five segments between the Loudoun and Ox substations	August 2019	Pending	230 kV	19	70